BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES (Tables)	12 Months Ended
Dec. 31, 2023
BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES
Schedule of financial assets and liabilities by measurement categories

		Derivative financial
	Financial assets/	instruments	Financial assets/
	liabilities at fair	used in cash	liabilities	Financial assets	Carrying amount
December 31, 2023	value through	flow hedge	measured at	at fair value	by balance sheet
USD million	profit and loss	accounting	amortized cost	through OCI	item
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets			70.2	9.2	79.4
Derivative financial instruments [3]
Interest rate derivatives	3.3				3.3

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable			597.2		597.2
Available for sale factoring receivables				2.6	2.6
Other non-interest yielding receivables [1]			118.0		118.0
Promissory notes[1]				6.8	6.8
Derivative financial instruments [3]
Foreign exchange derivatives	3.9	8.5			12.5
Interest rate derivatives		0.8			0.8
Cash and cash equivalents			483.4		483.4

Balance by category at December 31, 2023	7.2	9.3	1,268.8	18.6	1,303.9

LONG-TERM FINANCIAL LIABILITIES			5,940.4		5,940.4
Long-term interest-bearing liabilities			250.4		250.4
Long-term lease liabilities			27.6		27.6
Other long-term liabilities
Derivative financial instruments [3]
Foreign exchange derivatives		1.8			1.8

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities			381.0		381.0
Current lease liabilities			89.4		89.4
Accounts payable			426.5		426.5
Other current liabilities [2]			507.8		507.8
Derivative financial instruments [3]
Foreign exchange derivatives	9.6	21.2			30.8
Interest rate derivatives		0.4			0.4

Balance by category at December 31, 2023	9.6	23.4	7,623.1	—	7,656.1

	Financial	Derivative financial
	assets/liabilities	instruments	Financial assets/		Carrying
	at fair value	used in cash	liabilities	Financial assets	amount by
December 31, 2022	through profit	flow hedge	measured at	at fair value	balance sheet
USD million	and loss	accounting	amortized cost	through OCI	item
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets			55.3	8.9	64.2
Derivative financial instruments [3]
Interest rate derivatives	5.7				5.7

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable			675.4		675.4
Other non-interest yielding receivables [1]			124.4		124.4
Promissory notes[1]				5.5	5.5
Derivative financial instruments [3]
Foreign exchange derivatives	5.9	17.6			23.5
Cash and cash equivalents			402.0		402.0

Balance by category at December 31, 2022	11.5	17.6	1,257.1	14.4	1,300.7

LONG-TERM FINANCIAL LIABILITIES
Long-term interest-bearing liabilities			5,831.2		5,831.2
Long-term lease liabilities			133.0		133.0
Other long-term liabilities			32.7		32.7

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities			208.3		208.3
Current lease liabilities			63.5		63.5
Accounts payable			435.6		435.6
Other current liabilities [2]			444.3		444.3
Derivative financial instruments [3]
Foreign exchange derivatives	3.9	19.7			23.7
Interest rate derivatives		2.0			2.0

Balance by category at December 31, 2022	3.9	21.8	7,148.5	—	7,174.2

	December 31,	December 31,
USD million	2023	2022
[1] Other non-interest yielding receivables
Prepaid expenses and other receivables	162.3	173.3
./. Other tax receivables	24.3	19.9
./. Derivative financial instruments	13.2	23.5
./. Promissory notes	6.8	5.5
Total	118.0	124.4

[2] Other current liabilities
Accrued liabilities	567.5	498.8
./. Other tax liabilities	28.5	28.8
./. Derivative financial instruments	31.2	25.7
Total	507.8	444.3
[3]

The values as per the consolidated statement of financial position of the derivatives have been recorded as they are disclosed in the Group’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

Schedule of fair value of financial assets and liabilities

The following table presents the Group’s financial assets and liabilities that are measured at fair value at December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss		7.2		7.2
Derivative financial instruments used in hedge accounting		9.3		9.3
Other non-current financial assets at fair value through OCI			18.6	18.6
Total		16.5	18.6	35.1

Liabilities
Financial liabilities at fair value through profit or loss		9.6		9.6
Derivative financial instruments used in hedge accounting		23.4		23.4
Total		33.0		33.0

The following table presents the Group’s financial assets and liabilities that are measured at fair value at December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss		11.5		11.5
Derivative financial instruments used in hedge accounting		17.6		17.6
Other non-current financial assets at fair value through OCI			14.4	14.4
Total		29.1	14.4	43.5

Liabilities
Financial liabilities at fair value through profit or loss		3.9		3.9
Derivative financial instruments used in hedge accounting		21.8		21.8
Total		25.7		25.7

Schedule of changes in Level 3 items in financial instruments

			Available for sale
	Unlisted equity	Promissory	factoring
USD million	securities	notes	receivables	Total
Opening balance January 1, 2022	0.3	5.9	29.2	35.4
Additions	19.5	5.5	—	25.0
Disposals	0.0	(5.9)	(27.8)	(33.7)
Losses recognized in OCI	(10.9)	0.0	—	(10.9)
Losses recognized in the consolidated statement of loss *	—	0.0	(1.4)	(1.4)
Closing balance December 31, 2022	8.9	5.5	0.0	14.4
Additions	—	6.8	2.6	9.4
Disposals	—	(5.5)	—	(5.5)
Losses recognized in OCI	0.3	—	—	0.3
Losses recognized in the consolidated statement of loss *	—	—	—	0.0
Closing balance December 31, 2023	9.2	6.8	2.6	18.6
*

Gains or (losses) are recognized in financing costs. The amount includes unrealized gains or (losses) recognized in the consolidated statement of loss attributable to balances held at the end of the reporting period, if any.